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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2002
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN         11-14-2002
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     38
         Form 13F Information Table Value Total:    $204,248 (in thousands)

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Okabena Investment Services, Inc.
FORM 13F
30-Sep-02

                                                                                             VOTING AUTHORITY
                                                                                             ----------------
                          TITLE OF               VALUE       SHARES/  SH/    PUT/  INVSTMT   OTHER
NAME OF ISSUER            CLASS      CUSIP       (X$1000)    PRN AMT  PRN    CALL  DSCRETN   MANAGERS   SOLE       SHARED      NONE
--------------            --------   -----       --------    -------  ---    ----  -------   --------   ----       ------      ----
3M CO.                    COM        88579Y101       3815       34700 SH              Sole                   34700
AEP INDS                  COM        001031103      21950      812090 SH              Sole                  812090
AMERICAN INTL GP          COM        026874107       4786       87500 SH              Sole                   87500
AMGEN                     COM        031162100       2085       50000 SH              Sole                   50000
BOSTON SCIENTIFIC         COM        101137107       3787      120000 SH              Sole                  120000
CADBURY SCHWEPPES PLC ADR COM        127209302       3267      122500 SH              Sole                  122500
CARDINAL HEALTH           COM        14149Y108       4509       72500 SH              Sole                   72500
CISCO SYSTEMS             COM        17275R102       2504      239000 SH              Sole                  239000
CITIGROUP                 COM        172967101       2075       70000 SH              Other                  70000
CYBERGUARD                COM        231910100        420      140000 SH              Sole                  140000
DEERE                     COM        244199105       4699      103400 SH              Sole                  103400
EBAY INC                  COM        278642103       3274       62000 SH              Sole                   62000
ELECTRONIC ARTS INC.      COM        285512109       3924       59500 SH              Sole                   59500
ENCANA CORP               COM        292505104       6938      230500 SH              Sole                  230500
FEDEX                     COM        31428X106       4155       83000 SH              Sole                   83000
GENENTECH                 COM        368710406       2284       70000 SH              Sole                   70000
HCA INC COM               COM        404119109       3951       83000 SH              Sole                   83000
ITT INDUSTRIALS           COM        450911102       3895       62500 SH              Sole                   62500
JOHNSON & JOHNSON         COM        478160104       3807       70400 SH              Sole                   70400
LOCKHEED MARTIN           COM        539830109       4028       62300 SH              Sole                   62300
MARSH & MCLENNAN          COM        571748102       4330      104000 SH              Sole                  104000
MCKESSON CORP             COM        58155Q103      1,268       44787 SH              Sole                   44787
MEDTRONIC INC             COM        585055106       3495       83000 SH              Sole                   83000
MID ATLANTIC MED SVCS     COM        59523C107      10881      300600 SH              Sole                  300600
NEWMONT MINING CORP       COM        651639106       5983      217500 SH              Sole                  217500
NORTHROP GRUMMAN          COM        666807102       4242       34200 SH              Sole                   34200
PROCTER & GAMBLE          COM        742718109       4156       46500 SH              Sole                   46500
QUALCOMM                  COM        747525103       3728      135000 SH              Sole                  135000
SCHLUMBERGER              COM        806857108       3999      104000 SH              Sole                  104000
STAPLES INC               COM        855030102       3277      256291 SH              Sole                  256291
TARGET                    COM        87612E106      28539      966788 SH              Other                 966788
TECHNE CORP               COM        878377100      15056      459182 SH              Sole                  459182
UNITED TECHNOLOGIES       COM        913017109       4095       72500 SH              Sole                   72500
USA NETWORKS              COM        902984103       3720      192000 SH              Sole                  192000
VERITAS SOFTWARE          COM        923436109       2493      170000 SH              Sole                  170000
ZYGO CORP                 COM        989855101        752      177480 SH              Sole                  177480
NOKIA ADR                 ADR        654902204       3975      300000 SH              Sole                  300000
GRUPO TMM S A DE CV       ADR        40051D105      10106     1654041 SH              Sole                 1654041
REPORT SUMMARY                     38DATA RECORDS  204248             0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED